PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Components of net periodic benefit cost (credit)
Recognized loss on settlements			$ 41.4
U.S.
Defined Benefit Plans
Settlements	$ 70.0		69.2
Projected benefit obligations		$ 1,082.1	1,033.7	$ 1,088.9
Net actuarial loss (gain)		21.8	39.1	21.1
Components of net periodic benefit cost (credit)
Recognized loss on settlements	41.4
Actuarial loss (gain)	$ 72.0	$ 73.1	39.1
U.S. | Growth portfolio
Defined Benefit Plans
Target assets allocation (as a percent)		65.00%
U.S. | Liability hedging portfolio
Defined Benefit Plans
Target assets allocation (as a percent)		35.00%
Int'l
Defined Benefit Plans
Projected benefit obligations		$ 836.7	762.9	674.7
Net actuarial loss (gain)		(17.2)	48.9	$ 11.3
Components of net periodic benefit cost (credit)
Actuarial loss (gain)		$ (26.4)	$ 123.8
Int'l | Equity Securities
Defined Benefit Plans
Target assets allocation (as a percent)		39.00%
Int'l | Fixed income securities and cash
Defined Benefit Plans
Target assets allocation (as a percent)		43.00%
Int'l | Other investments
Defined Benefit Plans
Target assets allocation (as a percent)		18.00%